Cover page	12 Months Ended
Mar. 31, 2021
Entity Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GLOBAL BLUE GROUP HOLDING AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Zürichstrasse 38
Entity Address, Postal Zip Code	8306
Entity Address, City or Town	Brüttisellen
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	22 363 77 40
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Post-Effective Amendment No. 1
Amendment Flag	true
Entity Central Index Key	0001799983
Country of incorporation	Switzerland